AXS TSLA Bull Daily ETF (Ticker: TSLU)	AXS 1.25X NVDA Bull Daily ETF (Ticker: NVDB)
AXS 2X COP Bear Daily ETF (Ticker: COPQ)	AXS 2X COP Bull Daily ETF (Ticker: COPL)
AXS 1.25X BA Bear Daily ETF (Ticker: BAS)	AXS 1.25X BA Bull Daily ETF (Ticker: BAT)
AXS 1.25X WFC Bear Daily ETF (Ticker: WFCS)	AXS 1.25X WFC Bull Daily ETF (Ticker: WFCT)
AXS 1.5X CRM Bear Daily ETF (Ticker: CRMS)	AXS 1.5X CRM Bull Daily ETF (Ticker: CRML)

Each a series of Investment Managers Series Trust II

Supplement dated July 14, 2022 to the

Prospectus and Statement of Additional Information, each dated July 11, 2022.

Shares of the AXS TSLA Bull Daily ETF, the AXS 1.25X NVDA Bull Daily ETF, the AXS 2X COP Bear Daily ETF, the AXS 2X COP Bull Daily ETF, the AXS 1.25X BA Bear Daily ETF, the AXS 1.25X BA Bull Daily ETF, the AXS 1.25X WFC Bear Daily ETF, the AXS 1.25X WFC Bull Daily ETF, the AXS 1.5X CRM Bear Daily ETF, and the AXS 1.5X CRM Bull Daily ETF are not currently offered or available for purchase on the secondary market.

Please retain this Supplement for future reference.